Trade and Other Payables Amounts Falling Due After More than One Year - Summary of Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Of Contingent Consideration [Abstract]
At beginning of year	£ 976.5	£ 581.3
Earnouts paid	(199.1)	(92.3)	£ (43.9)
New acquisitions	163.7	359.5
Revision of estimates taken to goodwill	(60.7)	28.4
Revaluation of payments due to vendors	(208.6)	11.6
Exchange adjustments	(41.1)	88.0
At end of year	£ 630.7	£ 976.5	£ 581.3